Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Carrying Amounts of Each Class of Other Intangible Assets
The carrying amounts of each class of other intangible assets were as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Customer relationships	$9,333,333	$8,334,203	$296,802
Computer software	1,929,539	2,678,867	95,401
Patents and acquired specific technology	17,718,523	15,720,213	559,837
Others	42,997	75,385	2,685

	$29,024,392	$26,808,668	$954,725

For the year ended December 31, 2018

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$915,636	$3,686,452	$389,486	$198,754	$5,190,328
Additions	-	528,883	-	8,776	537,659
Disposals	-	(95,358)	(231)	(4,000)	(99,589)
Acquisition through business combinations (Note 29)	11,000,000	274,868	20,200,000	32,800	31,507,668
Effect of foreign currency exchange differences	-	6,200	(899)	(332)	4,969

Balance at December 31, 2018	$11,915,636	$4,401,045	$20,588,356	$235,998	$37,141,035

Accumulated amortization

Balance at January 1, 2018	$801,860	$2,822,121	$70,084	$89,398	$3,783,463
Amortization expense	746,979	373,536	1,263,309	18,626	2,402,450
Disposals	-	(95,202)	(231)	(4,000)	(99,433)
Acquisition through business combinations (Note 29)	-	137,799	-	15,483	153,282
Effect of foreign currency exchange differences	-	3,109	(475)	939	3,573

Balance at December 31, 2018	$1,548,839	$3,241,363	$1,332,687	$120,446	$6,243,335

For the year ended December 31, 2019

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2019	$11,915,636	$4,401,045	$20,588,356	$83,657	$36,988,694
Additions	-	1,358,533	-	(7,625)	1,350,908
Disposals or derecognization	(915,635)	(1,123,446)	-	(6,315)	(2,045,396)
Acquisition through business combinations (Note 29)	-	19,944	732,604	-	752,548

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Effect of foreign currency exchange differences	$-	$(49,198)	$(2,264)	$(1,417)	$(52,879)

Balance at December 31, 2019	$11,000,001	$4,606,878	$21,318,696	$68,300	$36,993,875

Accumulated amortization

Balance at January 1, 2019	$1,548,839	$3,241,363	$1,332,687	$27,772	$6,150,661
Amortization expense	1,033,464	583,300	1,955,703	4,139	3,576,606
Disposals or derecognization	(915,635)	(1,116,512)	-	(6,315)	(2,038,462)
Acquisition through business combinations (Note 29)	-	7,765	313,422	-	321,187
Effect of foreign currency exchange differences	-	(38,577)	(1,639)	(293)	(40,509)

Balance at December 31, 2019	$1,666,668	$2,677,339	$3,600,173	$25,303	$7,969,483
	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Effect of foreign currency exchange differences	$-	$(49,198)	$(2,264)	$(1,417)	$(52,879)

Balance at December 31, 2019	$11,000,001	$4,606,878	$21,318,696	$68,300	$36,993,875

Accumulated amortization

Balance at January 1, 2019	$1,548,839	$3,241,363	$1,332,687	$27,772	$6,150,661
Amortization expense	1,033,464	583,300	1,955,703	4,139	3,576,606
Disposals or derecognization	(915,635)	(1,116,512)	-	(6,315)	(2,038,462)
Acquisition through business combinations (Note 29)	-	7,765	313,422	-	321,187
Effect of foreign currency exchange differences	-	(38,577)	(1,639)	(293)	(40,509)

Balance at December 31, 2019	$1,666,668	$2,677,339	$3,600,173	$25,303	$7,969,483
For the year ended December 31, 2020
	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$11,000,001	$4,606,878	$21,318,696	$68,300	$36,993,875
Additions	-	951,439	171	31,045	982,655
Disposals or derecognization	-	(55,413)	-	(14,594)	(70,007)
Disposal of subsidiaries (Note 30)	-	(38,125)	-	-	(38,125)
Acquisition through business combinations (Note 29)	103,633	1,451,123	-	114,269	1,669,025
Effect of foreign currency exchange differences	552	(66,459)	312	(19,160)	(84,755)

Balance at December 31, 2020	$11,104,186	$6,849,443	$21,319,179	$179,860	$39,452,668

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Accumulated amortization

Balance at January 1, 2020	$1,666,668	$2,677,339	$3,600,173	$25,303	$7,969,483
Amortization expense	1,000,000	729,330	1,998,554	5,493	3,733,377
Disposals or derecognization	-	(47,345)	-	(5,044)	(52,389)
Disposal of subsidiaries (Note 30)	-	(10,688)	-	-	(10,688)
Acquisition through business combinations (Note 29)	102,768	843,746	-	79,673	1,026,187
Effect of foreign currency exchange differences	547	(21,806)	239	(950)	(21,970)

Balance at December 31, 2020	$2,769,983	$4,170,576	$5,598,966	$104,475	$12,644,000

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2020	$391,738	$164,063	$759,213	$2,432	$1,317,446
Additions	-	33,883	6	1,106	34,995
Disposals or derecognization	-	(1,973)	-	(520)	(2,493)
Disposal of subsidiaries (Note 30)	-	(1,358)	-	-	(1,358)
Acquisition through business combinations (Note 29)	3,691	51,678	-	4,069	59,438
Effect of foreign currency exchange differences	20	(2,367)	11	(682)	(3,018)

Balance at December 31, 2020	$395,449	$243,926	$759,230	$6,405	$1,405,010

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Accumulated amortization

Balance at January 1, 2020	$59,354	$95,347	$128,211	$901	$283,813
Amortization expense	35,613	25,973	71,173	196	132,955
Disposals or derecognization	-	(1,686)	-	(180)	(1,866)
Disposal of subsidiaries (Note 30)	-	(381)	-	-	(381)
Acquisition through business combinations (Note 29)	3,660	30,048	-	2,837	36,545
Effect of foreign currency exchange differences	19	(776)	9	(33)	(781)

Balance at December 31, 2020	$98,646	$148,525	$199,393	$3,721	$450,285

Summary of Other Intangible Assets Useful Lives
Each class of other intangible assets was amortized on the straight-line basis over the following useful lives:

Customer relationships	11 years
Computer software	2-10 years
Patents and acquired specific technology	5-17 years
Others	5-32 years